Consolidated Statement of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income before income tax of continuing operations	$ 6,274,371	$ 8,520,297	$ 6,475,284
Reconciliation of net income before taxes and net cash provided by operating activities:
Depreciation of tangible assets and right-of-use assets	559,875	886,949	921,705
Amortization of intangible assets	530,625	559,403	479,877
Impairment losses on loans and other accounts receivable	3,179,476	4,551,160	6,313,302
Net interest income	(7,738,637)	(12,728,861)	(11,960,526)
Accrued dividends	(119,888)	(159,122)	(91,565)
Net gains on sales of non-current assets held for sale	(9,687)	(33,046)	(108,623)
Gain on sale of property plant and equipment for own-use	(140,229)	(23,436)	(25,449)
Loss on sale of investment property	17,305	9,964	16,919
Gain on biological assets	(13,041)	(34,635)	(29,717)
Valuations and interest from concession agreements	(5,136,704)	(4,158,048)	(3,737,836)
Foreign exchange losses (gains)	1,825,718	(87,235)	(68,097)
Profit of equity accounted on investments in associates and joint ventures	(372,777)	(300,217)	(220,162)
Net (gains) or losses on fair value adjustments of:
Derivatives	(1,529,855)	(798,187)	(669,306)
Non-current assets held for sale	76	3,874	1,347
Investment properties	(55,930)	(22,775)	46,924
Biological assets	(56,859)	(28,546)	(15,021)
Changes in operating assets and liabilities:
Trading assets	545,497	696,846	(1,109,076)
Other accounts receivable	(2,376,815)	(621,178)	(95,679)
Derivative financial instruments	1,379,945	43,979	(163,588)
Other assets	121,837	(313,453)	(610,889)
Other liabilities and provisions	462,871	1,912,622	246,967
Employee benefits	7,928	(8,388)	(49,519)
Loans	(27,840,725)	(16,024,938)	(11,151,777)
Customer deposits	17,835,153	6,916,177	24,613,595
Interbank borrowings and overnight funds	(1,352,653)	3,218,258	(2,670,489)
Borrowings from development entities	408,018	(1,898)	(1,675)
Borrowings from banks and others	8,719,782	3,509,251	(3,830,694)
Interest received	16,944,928	19,423,325	18,153,484
Interest paid	(10,608,415)	(7,091,527)	(8,699,311)
Interest paid on leases	(146,275)	(168,966)	(191,924)
Income tax paid	(1,537,039)	(1,746,019)	(1,747,763)
Net cash (used in) provided by operating activities	(222,124)	5,901,630	10,020,718
Cash flows from investing activities:
Acquisition of property, plant and equipment for own use and operating lease	(519,368)	(664,506)	(638,263)
Acquisition of investment property	(2,266)	(876)	(1,659)
Additions of cost of biological assets	(28,368)	(27,213)	(21,285)
Additions of concession arrangement rights	452,612	(994,639)	(815,349)
Additions of others intangibles assets	(598,177)	(569,920)	(558,978)
Acquisition of investments at FVOCI	(21,008,926)	(41,292,437)	(34,282,037)
Proceeds from sale of investments at FVOCI	23,492,758	35,457,164	31,447,496
Proceeds from sale of own property and equipment	72,991	76,726	41,912
Proceeds from sale of investment properties	76,306	67,463	110,782
Proceeds from sale of biological assets	40,624	58,083	48,205
Proceeds from sale of non-current assets held for sale	41,635	76,846	267,303
Purchases of financial assets at amortized cost	(6,914,604)	(5,743,019)	(6,508,594)
Redemptions of financial assets at amortized cost	6,403,372	6,589,962	4,281,023
Dividends received from investments	411,369	368,964	389,649
Acquisition of investments in associates and joint ventures	(7,267)	(4,539)	(5,333)
Capitalized leasing cost	(690)		(137)
Business combination, net of cash			(1,340,145)
Proceeds from sale of investments in associates	2,645,914
Discontinued operation	(17,570,390)
Net cash used in by investing activities	(13,012,475)	(6,601,941)	(7,585,410)
Cash flows from financing activities:
Dividends paid to shareholders	(414,267)	(1,230,841)	(1,330,241)
Dividends paid to non-controlling interest	(615,177)	(913,356)	(946,034)
Issuance of debt securities	695,136	2,931,280	5,726,320
Payment of outstanding debt securities	(7,837,898)	(1,631,318)	(2,185,636)
Leases	(383,472)	(472,084)	(429,636)
Redemption of preferred shares		(29,751)	(379,320)
Issuance of common shares		120	(51,004)
Equity transaction	(15,014)
Net cash (used in) provided by financing activities	(8,570,692)	(1,345,950)	404,449
Effect of foreign currency changes on cash and cash equivalents	3,588,921	4,663,555	1,068,542
Decrease in cash and cash equivalents from discontinued operations	(1,393,602)
(Decrease) increase in cash and cash equivalents	(19,609,972)	2,617,294	3,908,299
Cash and cash equivalents at beginning of year	36,642,829	34,025,535	30,117,236
Cash and cash equivalents at end of year	$ 17,032,857	$ 36,642,829	$ 34,025,535